FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk
The following table demonstrates the sensitivity of the Group’s profit before income taxes and pre-tax equity as a result of changes in the value of outstanding debt instruments due to reasonable movements in the US dollar against the euro, with all other variables held constant. This does not take into account the effects of derivative instruments used to manage exposure to this risk. Movements in foreign currencies related to the Group’s other financial instruments do not have a material impact on profit before income taxes or pre-tax equity.

	Change in currency rate	€ strengthens against US$	€ weakens against US$
Effect on profit before tax and pre-tax equity	%	€ million	€ million
Year ended 31 December 2019	10	87	(95)
Year ended 31 December 2018	10	85	(93)
Year ended 31 December 2017	10	81	(89)

Disclosure of maturity analysis for non-derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2019
Trade accounts payable	2,332	2,332	—	—	—
Amounts payable to related parties	249	249	—	—	—
Borrowings	6,530	772	1,676	957	3,125
Derivatives	41	28	13	—	—
Lease liabilities	396	115	152	62	67
Total financial liabilities	9,548	3,496	1,841	1,019	3,192
31 December 2018
Trade accounts payable	2,327	2,327	—	—	—
Amounts payable to related parties	191	191	—	—	—
Borrowings	5,543	469	1,557	1,045	2,472
Derivatives	71	20	51	—	—
Finance lease liabilities	83	22	27	12	22
Total financial liabilities	8,215	3,029	1,635	1,057	2,494

Disclosure of maturity analysis for derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2019
Trade accounts payable	2,332	2,332	—	—	—
Amounts payable to related parties	249	249	—	—	—
Borrowings	6,530	772	1,676	957	3,125
Derivatives	41	28	13	—	—
Lease liabilities	396	115	152	62	67
Total financial liabilities	9,548	3,496	1,841	1,019	3,192
31 December 2018
Trade accounts payable	2,327	2,327	—	—	—
Amounts payable to related parties	191	191	—	—	—
Borrowings	5,543	469	1,557	1,045	2,472
Derivatives	71	20	51	—	—
Finance lease liabilities	83	22	27	12	22
Total financial liabilities	8,215	3,029	1,635	1,057	2,494